               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                         SUPPLEMENT DATED MAY 1, 2005
                                      TO
                         PROSPECTUS DATED MAY 1, 2001
                (RUSSELL-SELECT/CUSTOM-SELECT/NAVIGATOR-SELECT)

This Supplement revises information contained in the prospectus dated May 1, 2001 (as supplemented) for the Russell-Select, Custom-Select and Navigator-Select Variable Annuity contracts issued by MetLife Investors Insurance Company of California ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B - PART 1 CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates, Met Investors Advisory LLC and MetLife Advisers LLC) or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of the compensation is not deducted from investment portfolio assets and does not decrease the investment portfolio's investment return. The amount of the compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.30%. Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, Met Investors Advisory LLC and MetLife Advisers LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from an investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers.

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each investment portfolio's prospectus. The payments, which currently range from .15% to .25% of the Separate Account assets invested in the investment portfolio, are deducted from the assets of the investment portfolio and are paid to our Distributor, MetLife Investors Distribution Company, in consideration of services provided and expenses incurred by our Distributor in distributing the investment portfolio's shares. These payments decrease the investment portfolio's investment return.

SUPP-505 COVANAVCA
                                      1

HOW WE SELECT THE INVESTMENT PORTFOLIOS. We select the investment portfolios offered through the contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or sub-adviser is one of our affiliates or whether the investment portfolio, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove a investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the contract:

 AIM V.I. Capital Appreciation Fund
 AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:

 VIP Equity-Income Portfolio
 VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 1 portfolios are available under the contract:

 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED))

Met Investors Series Trust is managed by Met Investors Advisory, LLC (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A or Class B (as noted) portfolios are available under the contract:

 Janus Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 Met/AIM Small Cap Growth Portfolio
 MFS(R) Research International Portfolio
 Neuberger Berman Real Estate Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Met/Putnam Capital Opportunities Portfolio
 T. Rowe Price Mid-Cap Growth Portfolio (Class B)
 Third Avenue Small Cap Value Portfolio (Class B)
 Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

 BlackRock Bond Income Portfolio (Class A)
   (formerly State Street Research Bond Income Portfolio)
 BlackRock Money Market Portfolio (Class A)
   (formerly State Street Research Money Market Portfolio)
 BlackRock Strategic Value Portfolio (Class B)
   (formerly State Street Research Aurora Portfolio)
 Capital Guardian U.S. Equity Portfolio (Class A)
 Davis Venture Value Portfolio (Class E)

 Franklin Templeton Small Cap Growth Portfolio (Class B)
 Jennison Growth Portfolio (Class B)
 MetLife Stock Index Portfolio (Class A)
 Salomon Brothers Strategic Bond Opportunities Portfolio (Class A)
 T. Rowe Price Large Cap Growth Portfolio (Class A)
 T. Rowe Price Small Cap Growth Portfolio (Class A)

PIMCO VARIABLE INSURANCE TRUST
(ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. PIMCO (formerly Pacific Investment Management Company LLC) is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

 PIMCO VIT High Yield Portfolio
 PIMCO VIT Low Duration Portfolio
 PIMCO VIT StocksPLUS Growth and Income Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IA portfolios are available under the contract:

 Putnam VT Growth and Income Fund
 Putnam VT Vista Fund

RUSSELL INVESTMENT FUNDS

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

 Aggressive Equity Fund
 Core Bond Fund
 Multi-Style Equity Fund
 Non-U.S. Fund
 Real Estate Securities Fund

MARKET TIMING

Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the AIM V.I. International Growth, Templeton Developing Markets Securities and Templeton Foreign Securities Funds; the Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, MFS Research International, Met/Putnam Capital Opportunities, Third Avenue Small Cap Value, BlackRock Strategic Value, Franklin Templeton Small Cap Growth, Salomon Brothers Strategic Bond Opportunities, T. Rowe Price Small Cap Growth and PIMCO VIT High Yield Portfolios; and the Russell Aggressive Equity and Non-U.S. Funds) and we monitor transfer activity in those investment portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those investment portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified portfolios under that contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The account value will not be affected by any gain or loss due to the transfer and your account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing. We apply our policies and procedures without exception, waiver or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect contract owners and other persons with interests in the contracts.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.

In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

The following is added to the section titled "Distributor" in the prospectus:


As described above in "Investment Options," certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards, we pay to it a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with the A.G. Edwards asset allocation program, that they allocate purchase payments and contract value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2004 the percentage fees paid to A.G. Edwards ranged from 0.05% to 0.25%. For more information about the nature and extent of these fees, you should ask your A.G. Edwards financial consultant.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (SERIES 1 SHARES):

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the contract:

AIM V.I. CAPITAL APPRECIATION FUND

INVESTMENT OBJECTIVE: The Fund's investment objective is growth of capital.

AIM V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: The Fund's investment objective is to provide long-term growth of capital.

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:

VIP EQUITY-INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Growth Portfolio seeks to achieve capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and invests primarily to predominantly in equity securities.

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED)):

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Advisory, LLC has engaged subadvisers to provide investment advice for the individual portfolios. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class A or Class B (as noted) portfolios are available under the contract:

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: AIM Capital Management, Inc.

INVESTMENT OBJECTIVE: The portfolio seeks long-term growth of capital.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO

SUBADVISER: Neuberger Berman Management Inc.

INVESTMENT OBJECTIVE: To provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The portfolio seeks maximum total return consistent with the preservation of capital and prudent investment management.

MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

SUBADVISER: Putnam Investment Management, LLC

INVESTMENT OBJECTIVE: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small and mid-sized companies.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The portfolio seeks long-term capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management Inc. dba Van Kampen Asset Management

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC.:

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Adviser, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO (CLASS A)

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS A)

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: Seeks high level of current income consistent with preservation of capital.

BLACKROCK STRATEGIC VALUE PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: Seeks high total return, consisting principally of capital appreciation.

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO (CLASS A)

SUBADVISER: Capital Guardian Trust Company

INVESTMENT OBJECTIVE: The investment objective of the Capital Guardian U.S. Equity Portfolio is long-term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisors, L.P.

INVESTMENT OBJECTIVE: The investment objective of the Davis Venture Value Portfolio is growth of capital.

FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long term growth of capital.

METLIFE STOCK INDEX PORTFOLIO (CLASS A)

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS A)

SUBADVISER: Salomon Brothers Asset Management Inc.

INVESTMENT OBJECTIVE: Seeks a high level of total return consistent with preservation of capital.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios are available under the contract:

PIMCO VIT HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT LOW DURATION PORTFOLIO

INVESTMENT OBJECTIVE: The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.

PIMCO VIT STOCKSPLUS GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds that of the S&P 500.

PUTNAM VARIABLE TRUST (CLASS IA):

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

PUTNAM VT GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks capital growth and current income. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

PUTNAM VT VISTA FUND


INVESTMENT OBJECTIVE: The Fund seeks capital appreciation. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

RUSSELL INVESTMENT FUNDS:

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

AGGRESSIVE EQUITY FUND

INVESTMENT OBJECTIVE: The Aggressive Equity Fund seeks to provide long term capital growth.

CORE BOND FUND

INVESTMENT OBJECTIVE: The Core Bond Fund seeks to provide current income and the preservation of capital.

MULTI-STYLE EQUITY FUND

INVESTMENT OBJECTIVE: The Multi-Style Equity Fund seeks to provide long term capital growth.

NON-U.S. FUND

INVESTMENT OBJECTIVE: The Non-U.S. Fund seeks to provide long term capital growth.

REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE: The Real Estate Securities Fund seeks to provide current income and long term capital growth.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

METROPOLITAN SERIES FUND, INC.

   BlackRock Money Market Portfolio (Class A)

RUSSELL INVESTMENT FUNDS

   Aggressive Equity Fund
   Core Bond Fund
   Multi-Style Equity Fund
   Non-U.S.Fund
   Real Estate Securities Fund
--------------------------------------------------------------------------------

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

   AIM V.I. Capital Appreciation Fund AIM V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Developing Markets Securities Fund Templeton Foreign Securities
   Fund

MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED))

   Janus Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   Met/AIM Small Cap Growth Portfolio
   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Met/Putnam Capital Opportunities Portfolio
   VanKampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A)

   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   Capital Guardian U.S. Equity Portfolio
   Salomon Brothers Strategic Bond
     Opportunities Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Growth and Income Fund
   Putnam VT Vista Fund
--------------------------------------------------------------------------------

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

   VIP Equity-Income Portfolio
   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED))

   Janus Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   Met/AIM Small Cap Growth Portfolio
   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Met/Putnam Capital Opportunities Portfolio
   T. Rowe Price Mid-Cap Growth Portfolio (Class B)
   Third Avenue Small Cap Value Portfolio (Class B)
   Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC.

   BlackRock Bond Income Portfolio (Class A)
   BlackRock Money Market Portfolio (Class A)
   BlackRock Strategic Value Portfolio (Class B)
   Capital Guardian U.S. Equity Portfolio (Class A)
   Davis Venture Value Portfolio (Class E)
   Franklin Templeton Small Cap Growth Portfolio
     (Class B)
   Jennison Growth Portfolio (Class B)
   MetLife Stock Index Portfolio (Class A)
   Salomon Brothers Strategic Bond Opportunities
     Portfolio (Class A)
   T. Rowe Price Large Cap Growth Portfolio (Class A)
   T. Rowe Price Small Cap Growth Portfolio (Class A)

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

   PIMCO VIT High Yield Portfolio
   PIMCO VIT Low Duration Portfolio
   PIMCO VIT StocksPLUS Growth and Income
     Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Growth and Income Fund
   Putnam VT Vista Fund

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed effective April 25, 2002, and subsequently substituted); (b) Scudder Variable Series II: Scudder Government Securities Portfolio and Scudder Small Cap Growth Portfolio (closed effective May 1, 2002), and Scudder Dreman Small Cap Value Portfolio (closed effective May 1, 2002, and subsequently substituted); (c) Dreyfus Stock Index Fund (Service Series) (closed effective May 1, 2003, and subsequently substituted); (d) Met Investors Series Trust: for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class B); contracts issued prior to May 1, 2003, T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed effective May 1, 2004); (e) PIMCO Variable Insurance Trust: PIMCO VIT Total Return Portfolio (Administrative Class) (closed effective November 19, 2004); (f) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) and Third Avenue Small Cap Value Portfolio (Class A) (closed effective May 1, 2005); (g) Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective November 19, 2004).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; (b) Alliance-Bernstein Variable Products Series Fund,
Inc.:
AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust; the Alliance Bernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Initial Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Capital Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective

May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective
May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class A) of the Metropolitan Series Fund, Inc. (j) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.; (k) Putnam Variable Trust (Class IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (l) Scudder Variable Series I (Class A): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Initial Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust, the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust, and the MFS(R) New Discovery Series (Initial Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class
A) of the Met Investors Series Trust; (d) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.